Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss from continuing operations	$ (78,945)	$ (2,326)	$ (523)
Adjustments to reconcile net loss to net cash provided by operating activities:
Impairment loss on prepayments	36,358
Depreciation and amortization	9,201
Impairment of property and equipment	12,416
Loss on disposal of intangible assets	21,468
Share-based compensation	932	518	5
Changes in operating assets and liabilities:
Cryptocurrencies - mining, net of mining pool operating fees	(7,354)
Other current assets	(1,117)
Security deposit	(9,600)
Accrued expenses and other current payables	(350)
Net cash used in continuing operating activities	(16,991)	(1,808)	(518)
Net cash (used in) provided by discontinued operating activities	24,045	24,529	(1,299)
Net cash (used in) provided by operating activities	7,054	22,721	(1,817)
Cash flows from investing activities:
Purchase of property and equipment		(24,278)
Prepayments for miners	(11,482)
Net cash used in continuing investing activities	(11,482)	(24,278)
Net cash (used in) provided by discontinued investing activities	9,987	(4,945)
Net cash used in investing activities	(1,495)	(29,223)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares through private offerings	29,102	5,700
Net cash provided by continuing financing activities	29,102	5,700
Net cash (used in) provided by discontinued financing activities		455	(1,222)
Net cash (used in) provided by financing activities	29,102	6,155	(1,222)
Effect of exchange rate changes	(33,775)	290	509
Net change in cash, cash equivalents and restricted cash	886	(57)	(2,530)
Cash, cash equivalents and restricted cash - beginning of year	113	170	2,700
Cash, cash equivalents and restricted cash - end of year	999	113	170
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of year		(111)	(20)
Total cash, cash equivalents and restricted cash of continuing operations at end of year	999	2	150
Supplemental disclosure of cash flow information:
Income tax paid
Interests paid
Supplemental non-cash information:
Shares issued to repay amounts due to related parties upon execution of offset agreement		7,552
Shares repurchased for subsidiary disposal		1,569
Cryptocurrencies received from disposal of subsidiaries	4,096
Exchange BTC to USDT	28,151
Miners purchased with cryptocurrencies and balances offset	319,167
Sales of Class A ordinary shares for cryptocurrencies	180,000
Exercises of warrants for cryptocurrencies	152,100
Cash and cash equivalents	997
Restricted cash	2	2	2
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 999	$ 2	$ 2